Cash Flow Information (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
Loss for the Period		$ (3,010,929)	$ (6,804,154)	$ (7,068,767)
Non-Cash
Add depreciation expense		5,047	4,922	3,892
Add change in fair value and interest accrued on borrowings			8,561	178,401
Add back equity issued for non-cash consideration	[1]			187,500
Add back share based payments expense		242,950	522,665	1,891,875
Changes in Working Capital
Add decreases / (increases) in current trade and other receivables		84,932	7,396	(84,004)
Add decreases / (increases) in other current assets		26,561	69,034	(30,015)
Add (increases) in inventory		(333,642)	(280,060)	(909,800)
Add (decreases) / increases in current trade and other payables and deferred revenue		(620,202)	(559,452)	672,582
Add (decrease) increase in provisions		77,839
Total		$ (3,527,444)	$ (7,031,088)	$ (5,158,336)

[1]	The cost of A$187,500 relates to issue of shares worth A$87,500 in lieu of cash payments for services to Advanced Clinical Systems International as per resolution 4 of the AGM held on 25 November 2015. Additionally, shares worth A$100,000 were issued to The CFO Solution in lieu of services on 31 May 2016.